Intangible Assets (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		42 Months Ended	45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of other intangible assets			$ 1,044,542	$ 1,413,215	$ 3,244,207
Impaiment loss of intangible assets			1,393,131	1,720,229	3,623,360	3,113,360
Reduction in contingent royalty liability			425,459
Stockholder receivable	$ 765,000		$ 765,000		$ 765,000	$ 765,000
Common stock shares repurchased			2,550,000